Note 20 - Investments in Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Condensed Financial Statements [Table Text Block]
	December 31, 2017		December 31, 2018
	City of Athens	Eco Nine	City of Athens	Eco Nine
Current assets	218	218	898	684
Non-current assets	12,664	12,664	30,853	30,975
Current liabilities	68	68	1,530	1,762
Long-term liabilities	-	-	15,627	15,900
Net operating revenues	-	-	4,182	3,229
Net (loss)/gain	(20)	(20)	396	185